Financial Instruments	12 Months Ended
Jun. 30, 2011
Financial Instruments
15.	Financial Instruments

The Company’s financial instruments consist primarily of Cash and cash equivalents, long-term investments, and Accounts receivable, net as well as obligations under Accounts payable, trade, Notes payable and Long-term debt. Due to their short-term nature, the carrying values for Cash and cash equivalents, Accounts receivable, net, Accounts payable, trade and Notes payable approximate fair value. The carrying value of Long-term debt (excluding leases) was $1,765,892 and $1,758,845 at June 30, 2011 and June 30, 2010, respectively, and was estimated to have a fair value of $1,902,221 and $1,925,397 at June 30, 2011 and June 30, 2010, respectively. The fair value of Long-term debt was estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

The Company manages foreign currency transaction and translation risk by utilizing derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.

The Company’s Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company’s net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.

Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Gains or losses on derivatives that are not hedges are adjusted to fair value through the Cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through Accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.

During 2011, the Company entered into 10-year cross-currency swap contracts with an aggregate notional amount of approximately €235 million and designated the cross-currency swap contracts as a hedge of the Company’s net investment in certain foreign subsidiaries whose functional currency is the euro. Also during 2011, the Company entered into forward exchange contracts with an aggregate notional amount of €200 million. The forward exchange contracts were entered into to hedge against foreign currency movements prior to the repayment of the Company’s Euro bonds which matured in November 2010. The forward exchange contracts were settled in November 2010.

The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2011	2010
Net investment hedges
Cross-currency swap contracts	Other liabilities	$36,582	$
Cash flow hedges
Costless collar contracts	Accounts receivable	638		1,624
Costless collar contracts	Other accrued liabilities	2,979		2,334

The cross-currency swap contracts have been designated as hedging instruments. The costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.

Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2011	2010	2009
Forward exchange contracts	$19,048	$	$
Costless collar contracts	(6,624)	(4,897)	(5,286)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2011	2010
Cross-currency swap contracts	$(22,600)	$
Foreign denominated debt	(50,581)		40,955

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2011, 2010 and 2009.